Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares available for grant under Company's stock incentive plan (subject to adjustment for forfeitures)	32
Fair value of shares vested	$ 175	$ 182	$ 180
Stock-based compensation expense	178	174	163
Stock-based compensation expense on an after tax basis	133	$ 130	$ 101
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 143
Unrecognized compensation cost recognized over a weighted-average period as compensation expense	1 year 8 months 12 days
Minimum [Member]
Date of grant exercisable period	10 years
Stock and unit awards vesting period	3 years
Maximum [Member]
Stock and unit awards vesting period	5 years